Investments in unconsolidated joint ventures, Recognition of Gains in unconsolidated joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	$ 18,948	$ 8,616	$ (22,818)
California 19 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	725	880	652
Amortization of Basis Differences	(408)	(408)	(272)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	317	472	380
California 20 Inc. [Member]
Recognition of Gains in Unconsolidated Joint Ventures [Abstract]
Net profit attributable to the Company	738	684	670
Amortization of Basis Differences	(409)	(409)	(273)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	$ 329	$ 275	$ 397